AlphaMark Actively Managed Small Cap ETF
AlphaMark Actively Managed Small Cap ETF
AlphaMark Actively Managed Small Cap ETF (SMCP)

a series of ETF Series Solutions

 (the “Fund”)

 January 9, 2019

Supplement to the

Prospectus dated July 31, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective immediately, the Fund will invest primarily in exchange-traded funds (“Underlying ETFs”) that invest in equity securities of small cap companies listed on a U.S. or international exchange (including in emerging markets). Accordingly, the following changes are made to the Fund’s Prospectus:

1.	Effective immediately, the section entitled “Fees and Expenses of the Fund” on page 2 of the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AlphaMark Actively Managed Small Cap ETF AlphaMark Actively Managed Small Cap ETF
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	1.22%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses. Effective January 9, 2019, the Fund will pursue its investment objective by investing primarily in other exchange-traded funds. The amount in the table above reflects the estimated annualized acquired fund fees and expenses for the Fund as of such date.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AlphaMark Actively Managed Small Cap ETF | AlphaMark Actively Managed Small Cap ETF | USD ($)	124	387	670	1,477

2.	Effective immediately, the section entitled “Principal Investment Strategies of the Fund” on pages 2–3 of the Prospectus is deleted and replaced with the following:

The Fund is actively managed by AlphaMark Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and invests primarily in exchange-traded funds (“Underlying ETFs”) that invest in equity securities of small cap companies listed on a U.S. or international exchange (including in emerging markets). The Fund defines “small cap” companies as companies with a total market capitalization of less than $5 billion at the time of purchase.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies listed on a U.S. exchange. The Fund defines “equity securities” to include common and preferred stock, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), and exchange-traded funds (“ETFs”). Investments in ETFs that, under normal circumstances, invest at least 80% of their net assets (plus any borrowings for investment purposes) in equity securities of small cap companies (“Small Cap ETFs”) will count toward the Fund’s 80% investment policy.

The Adviser expects that the Fund will generally invest in Underlying ETFs that track an index of small cap companies in a particular country or geographic region, style (e.g., growth, core, or value), or sector. The Adviser seeks to identify the optimal risk-adjusted investment options in the small cap universe, including investments that are expected to reduce the inherent volatility of owning individual small cap stocks by being highly diversified.

The Adviser continually monitors global market conditions and the valuation of specific styles to determine the allocations of the holdings in the Fund. The Adviser utilizes valuation metrics, such as price to earnings ratios, price to sales ratios, and price to book ratios of companies in various small cap styles relative to historic trends, as well as the relative performance of such styles, to determine whether a style is overvalued or undervalued. When the Adviser determines that a particular style or other segment of the small cap market is exhibiting conditions of becoming overvalued, the Adviser will reduce the allocation in that style and conversely increase the allocation in the styles that exhibit a more compelling value proposition.

1.
Effective March 10, 2019, the Fund will adopt a new non-fundamental 80% investment policy, and the second paragraph of the section above entitled “Principal Investment Strategies of the Fund” will be deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly in small cap companies. Investments in Underlying ETFs that, under normal circumstances, invest at least 80% of their net assets (plus any borrowings for investment purposes) in small cap companies will count toward the Fund’s 80% investment policy.

3.	Effective immediately, the sections entitled “Principal Risks of Investing in the Fund—ADR Risk” and “—Sector Risk” on pages 3–5, 7, and 9 of the Prospectus are deleted.

4.
Effective immediately, the sections entitled “Principal Risks of Investing in the Fund—Foreign and Emerging Markets Risk” on page 4 of the Prospectus is revised to replace the reference to “Investments in ADRs” with “Investments in Underlying ETFs”, and the sections entitled “Principal Risks of Investing in the Fund—Foreign and Emerging Markets Risk” on page 7 of the Prospectus is revised to read as follows:

Foreign and Emerging Markets Risk. The securities markets of foreign countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices of securities held by Underlying ETFs to be erratic for reasons other than factors that affect the quality of the securities. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities held by Underlying ETFs in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed.

Please retain this Supplement with your Prospectus for future reference.